Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Significant related party transactions
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Activity related to online gaming business:
Sales agent fees paid to companies under control of Shanda	(49,543)	(41,889)	(19,713)
Promotion service fees paid to companies under control of Shanda	(3,914)	(2,770)	(2,924)
Technical service fees paid to companies under control of Shanda	(20,308)	(19,757)	(7,628)
Online game licensing fees received from companies under control of Shanda	1,538	416	5,405
Platform service fees and sales agent fees received from companies under control of Shanda	57,101	34,697	17,712
Benefit from reversal of corporate general expenses allocated from Shanda	3,467	—	—
Rental fee paid to companies under control of Shanda	(18,511)	(34,434)	(31,164)
Service fees paid to companies under control of Shanda	(9,434)	(20,365)	(19,572)
Interest on loans to or from Shanda or companies under its control:
Interest expense for loans from Shanda and companies under control of Shanda	(26,787)	(28,766)	(2,048)
Interest income from loans to Shanda and companies under control of Shanda	83,711	48,588	1,668

Outstanding balances due from and due to related parties
	December 31, 2013	December 31, 2014
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under control of Shanda	38,138	14,793
Other receivables from Shanda	236	237
Other receivables from companies under control of Shanda	70,962	40,602
Prepaid expenses paid to companies under control of Shanda	—	80,345
Amounts due to related parties:
Accounts payable to companies under control of Shanda	20,704	13,496
Deferred acquisition consideration payable to Shanda (Note 4)	867,464	—
Other payables to companies under control of Shanda	2,827	5,827